Taxes on Income - Schedule of Deferred Tax Movements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Deferred Tax Movements [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2024
Business combinations (see Note 5)	(349)
Changes recognized in profit or loss	130
Balance of deferred tax asset (liability) as at December 31, 2024	(219)
Intangible assets [Member]
Schedule of Deferred Tax Movements [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2024
Business combinations (see Note 5)	(432)
Changes recognized in profit or loss	20
Balance of deferred tax asset (liability) as at December 31, 2024	(412)
Net operating loss carryforward [Member]
Schedule of Deferred Tax Movements [Line Items]
Balance of deferred tax asset (liability) as at January 1, 2024
Business combinations (see Note 5)	83
Changes recognized in profit or loss	110
Balance of deferred tax asset (liability) as at December 31, 2024	$ 193